Consolidated Statements of Comprehensive Income	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Consolidated Statements of Comprehensive Income
Net revenues	$ 61,879,605	384,668,378	366,675,495	352,085,560
Cost of revenues	30,319,855	188,480,346	188,831,873	158,818,041
Gross profit	31,559,750	196,188,032	177,843,622	193,267,519
Operating expenses:
Research and development	4,451,660	27,673,298	21,846,305	18,402,166
Sales and marketing	7,602,354	47,259,273	49,394,470	46,345,286
General and administrative	11,518,824	71,605,616	70,449,357	61,683,088
Impairment of intangible assets	1,931,899	12,009,457
Provision for (reversal of) doubtful accounts	(601,350)	(3,738,232)	9,140,062	2,350,990
Total operating expenses	24,903,387	154,809,412	150,830,194	128,781,530
Income from operations	6,656,363	41,378,620	27,013,428	64,485,989
Other income:
Interest income	767,329	4,770,024	3,122,304	2,061,020
Foreign currency exchange gains (losses), net	(7,915)	(49,200)	77,240	3,633,543
Other income	172,520	1,072,453
Total other income, net	931,934	5,793,277	3,199,544	5,694,563
Earnings before income taxes	7,588,297	47,171,897	30,212,972	70,180,552
Income tax expense	3,200,480	19,895,462	7,004,982	14,339,082
Net income	4,387,817	27,276,435	23,207,990	55,841,470
Other comprehensive income:
Foreign currency translation adjustment, net of nil income taxes	(123,348)	(766,783)	(374,747)	(3,787,210)
Comprehensive income	$ 4,264,469	26,509,652	22,833,243	52,054,260
Basic earnings per common share (in CNY and dollars per share)	$ 0.10	0.59	0.50	1.22
Diluted earnings per common share (in CNY and dollars per share)	$ 0.10	0.59	0.50	1.19